Subsequent Events (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Schedule of Aggregate Percentage Revenue and Accounts Receivable

	As of December 31, 2023
	As Previously Reported	Restatement Adjustments	Reclassification Adjustments (1)	As Restated	Ref.
Assets
Current assets:
Cash and cash equivalents	$47	$-	$-	$47
Accounts receivable, net of allowance for credit losses of $0 and $125,233 at December 31, 2023 and December 31, 2022, respectively	152	-	-	152
Prepaid expenses and other current assets	166	-	-	166
Total current assets	365	-	-	365
Deferred transaction costs	-	-	-	-
Property and equipment, net	99	-	-	99
Total assets	$464	$-	$-	$464
Liabilities, temporary equity and stockholders’ deficit
Current liabilities:
Accounts payable & accrued expenses	$4,184	$498	$-	$4,682	2
Loan amount due to related parties	11	-	(11)	-
Excise tax	113	-	(113)	-
Deferred revenues	254	-	-	254
Loan extensions	2,992	-	-	2,992
Loan payable	39	-	(39)	-
Canada Emergency Business Loan Act	45	-	(45)	-
Income tax payable	120	-	(120)	-
Deferred underwriter fee payable	3,525	-	-	3,525
PIPE notes	1,550	87	-	1,637	3
Other current liabilities	-	-	283	283
Total current liabilities	12,833	585	(45)	13,373
Convertible promissory notes	-	-		-
Loan, related party	465	-	-	465
Warrant liabilities	25	-	(25)	-
Other long-term liabilities	-	(2)	70	68	4
Total liabilities	13,323	583	-	13,906
Commitments and contingencies (Note 13)
Temporary equity:
Preferred Series A-2, par value $0.0001, 4,200,000 shares authorized, and 0 and 3,415,923 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	-	-	-	-
Preferred Shares A-1, par value $0.0001, 4,400,000 shares authorized, and 0 and 2,839,957 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	-	-	-	-
Total temporary equity	-	-	-	-
Stockholders’ (deficit) equity:
Preferred Stock, par value $0.0001, 1,000,000 and 0 shares authorized at December 31, 2023 and 2022, respectively; no shares issued and outstanding at December 31, 2023 and 2022, respectively	-	-	-	-
Common Stock, par value $0.0001, 100,000,000 shares authorized and 23,572,232 and 4,033,170 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	3	(1)	-	2
Additional paid-in-capital	42,221	35,775	-	77,996	5
Accumulated deficit	(55,083)	(36,357)	-	(91,440)	6
Total stockholders’ deficit	(12,859)	(583)	-	(13,442)
Total liabilities, temporary equity, and stockholders’ deficit	$464	$-	$-	$464

1	Represents certain reclassification adjustments made to the consolidated balance sheet that are separate from the restatement but were included herein for completeness purposes.
2	Impact of errors related to: (i) improper cutoff of miscellaneous vendor payables; and (ii) under-accruals related to the year-end bonus and taxes.
3	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO.
4	Impact of errors related to the valuation of liability-classified warrants.
5	Impact of errors related to the accounting for the Business Combination. Management did not properly assess the Business Combination and associated recapitalization of the shares. Additionally, an impairment charge was erroneously included in the initial filed financial statements.
6	Cumulative and current year impacts of corrections of errors to the consolidated statements of operations, primarily related to historical adjustments within fair value of convertible debt, warrants and stock-based compensation expense.

Reconciliation of the Original and Restated Balance Sheet as of December 31, 2022

	As of December 31, 2022
	As Previously Reported	Restatement Adjustments	Reclassification Adjustments (1)	As Restated	Ref.
Assets
Current assets:
Cash and cash equivalents	$302	$(31)	$-	$271	2
Investments held in trust	29,029	(29,029)	-	-	2
Accounts receivable, net of allowance of $0 and $125,233 at December 31, 2023 and December 31, 2022, respectively	19	-	-	19
Prepaid expenses and other current assets	101	-	-	101
Total current assets	29,451	(29,060)	-	391
Deferred transaction costs	900	(85)	-	815	3
Property and equipment, net	83	-	-	83
Total assets	$30,434	$(29,145)	$-	$1,289
Liabilities, temporary equity and stockholders’ deficit
Current liabilities:
Accounts payable & accrued expenses	$2,814	(1,637)	$-	$1,177	4
Loan amount due to related parties	12	(12)	-	-	2
Deferred revenues	184	-	-	184
Convertible promissory notes	8,490	16,253	-	24,743	5
Income tax payable	215	(215)	-	-	2
Franchise tax payable	70	(70)	-	-	2
Total current liabilities	11,785	14,319	-	26,104
Convertible promissory notes	1,500	-		1,500
Canada Emergency Business Loan Act	44	-	(44)	-
Accrued interest	691	(691)	-	-	5
Warrant liabilities	363	(363)	-	-	2
Deferred underwriter fee payable	4,025	(4,025)	-	-	2
Working capital loan	207	(207)	-	-	2
Extension loans	2,546	(2,546)	-	-	2
Other long-term liabilities	-	-	44	44
Total liabilities	21,161	6,488	-	27,648
Commitments and contingencies (Note 13)	28,750	(28,750)		-
Temporary equity:
Preferred Series A-2, par value $0.0001, 4,200,000 shares authorized, and 0 and 3,415,923 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	-	9,634	-	9,634	6
Preferred Shares A-1, par value $0.0001, 4,400,000 shares authorized, and 0 and 2,839,957 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	-	8,010	-	8,010	6
Total temporary equity	-	17,644	-	17,644
Stockholders’ (deficit) equity:
Common Stock, par value $0.0001, 100,000,000 shares authorized and 23,572,232 and 4,033,170 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	1	(1)	-	-
Additional paid-in-capital	24,032	(10,375)	-	13,657	7
Accumulated deficit	(43,510)	(14,150)	-	(57,660)
Total stockholders’ deficit	9,273	(35,632)	-	(26,359)
Total liabilities, temporary equity, and stockholders’ deficit	$30,434	$(29,145)	$-	$1,289

1	Represents reclassification adjustment made to the consolidated balance sheet that are separate from the restatement but were included herein for completeness purposes.
2	Impact of improper inclusion of Data Knights financial information prior to the closing of the Business Combination.
3	Impact of: (i) improper capitalization of interim review expenses; and (ii) exclusion of certain transaction-related costs for the Business Combination.
4	Impact of (i) under-accruals related to the year-end bonus and taxes; and (ii) improper inclusion of Data Knights accounts payable and accrued expenses.
5	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
6	Impact of errors related to the accounting for historical preferred stock as temporary equity.
7	Impact of errors related to: (i) valuation of stock compensation expense; (2) identification, classification and valuation of equity-classified warrants; and (3) improper inclusion of Data Knights APIC balances.
8	Cumulative and current year impacts of corrections of errors to the consolidated statements of operations.

Reconciliation of the Original and Restated Statement of Operations for the Year Ended December 31, 2023

	For the year ended December 31, 2023
	As Previously Reported	Restatement Adjustments	Reclassification Adjustments (1)	As Restated	Ref.
Revenue
Subscription revenue	$878	$-	$-	$878
Web imaging revenue	143	-	-	143
Total revenue	1,021	-	-	1,021
Cost of revenue	1,150	-	-	1,150
Gross margin	(129)	-	-	(129)
Operating expenses		-
General and administrative	5,274	(1,730)	-	3,544	2
Operations	226	-	(226)	-
Sales and marketing	1,115	-	-	1,115
Research and development	1,632	433	-	2,065	2
Total operating expenses	8,247	(1,297)	(226)	6,724
Loss from operations	(8,376)	1,523		(6,853)
Other expense (income), net
Impairment	10,504	(10,504)	-	-	3
Interest expense	749	(738)	-	11	4
Stock warrant expense	3,572	5,635	-	9,207	5
Change in fair value of warrants	(47)	(82)	-	(129)	6
Change in fair value of PIPE Notes	-	269	-	269	7
Change in fair value of convertible promissory notes		17,517	-	17,517	4
Other expense	52	-	(18)	34
Total other expense, net	14,830	12,097	(18)	26,909
Loss before income taxes	$(23,206)	$(10,574)	$18	$(33,762)
Income tax expense	-	-	18	18
Net loss	$(23,206)	$(10,574)	$-	$(33,780)

Earnings per share:
Basic and diluted net loss per common share outstanding	$(0.98)	$(3.78)	$-	$(4.77)	8

Basic and diluted weighted average number of common shares outstanding	23,572,232	(16,488,164)	-	7,084,068	8

1	Represents certain reclassification adjustments made to the consolidated income statement that are separate from the restatement but were included herein for completeness purposes.
2	Impact of errors related to (i) improper valuation of stock compensation expense; (ii) improper capitalization of deferred transaction costs; and (iii) under-accrued bonus and taxes.
3	Impact of improper recognition of impairment expense upon the closing of the Business Combination with Data Knights.
4	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
5	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
6	Impact of errors related to valuation of liability classified warrant values and the corresponding changes in fair value reflected in the consolidated statements of operations.
7	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
8	EPS impact of corrections of errors to the consolidated statements of operations.

Reconciliation of the Original and Restated Statement of Operations for the Year Ended December 31, 2022

	For the year ended December 31, 2022
	As Previously Reported	Restatement Adjustments	Reclassification Adjustments (1)	As Restated	Ref.
Revenue
Subscription revenue	$678	$-	$-	$678
Web imaging revenue	475	-	-	475
Total revenue	1,153	1,153	-	1,153
Cost of revenue	1,513	-	-	1,513
Gross margin	(360)	1,153	-	(360)
Operating expenses
General and administrative	8,756	(3,950)	-	4,806	2
Operations	399	-	(399)	-
Sales and marketing	958	-	-	958
Research and development	953	638	-	1,591	2
Total operating expenses	11,066	(3,312)	(399)	7,355
Loss from operations	(11,426)	3,711	399	(7,715)
Other expense (income), net
Income tax provision	215	(215)	-	-	3
Interest expense	403	(403)	-	-	4
Stock warrant expense	-	8,073	-	8,073	5
Change in fair value of warrants	(4,489)	4,489	-	-	3
Change in fair value of convertible promissory notes	-	14,616	-	14,616	4
Other expense	47	-	(17)	30
Unrealized gain or loss	(1,372)	1,372	-	-	3
Total other expense, net	(5,196)	27,932	(17)	22,719
Loss before income taxes	$(6,230)	$(24,221)	$416	$(30,434)
Income tax expense	-	-	17	17
Net loss	$(6,230)	$(24,221)	$399	$(30,451)

Earnings per share:
Basic and diluted net loss per common share outstanding	N/M	$(7.66)	$-	$(7.66)	6

Basic and diluted weighted average number of common shares outstanding	N/M	3,973,897	-	3,973,897	6

1	Represents certain reclassification adjustments made to the consolidated income statement that are separate from the restatement but were included herein for completeness purposes.
2	Impact of errors related to (i) improper valuation of stock compensation expense; (ii) improper capitalization of deferred transaction costs; and (iii) under-accrued bonus and taxes.
3	Impact of improper recognition of Data Knights income tax provision, liability classified warrants and unrealized gain/loss prior to the closing of the Business Combination.
4	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
5	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
6	EPS impact of corrections of errors to the consolidated statements of operations.

Reconciliation of the Original and Restated Statement of Cash Flows for the Year Ended December 31, 2023

	For the year ended December 31, 2023
	As Previously Reported	Restatement Adjustments	As Restated	Ref.
Cash flows from operating activities:
Net loss	$(23,206)	$(10,574)	$(33,780)	1
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	28	-	28
Business combination cost	900	(900)	-	2
Cash held in trust account	29,029	(29,029)	-	3
Stock-based compensation expense	-	1,475	1,475	4
Stock warrant expense	-	9,207	9,207	5
Change in fair value of warrant liabilities	-	(129)	(129)	6
Change in fair value of PIPE Notes	-	269	269	7
Change in fair value of convertible promissory notes	-	17,517	17,517	8
Non-cash interest	-	11	11	10
Change in operating assets and liabilities:
Accounts receivable	(133)	-	(133)
Prepaid expenses and other current assets	(65)	22	(43)	2, 3
Accounts payable & accrued expenses	1,372	(655)	717	2, 3, 9
Deferred revenues	70	-	70
Excise tax liability	113	(113)	-	2, 3
Extension loan	446	(446)	-	2, 3
Franchise tax payable	(70)	70	-	2, 3
Income tax payable	(95)	95	-	2, 3
Working capital loan	(168)	168	-	2, 3
Net cash used in operating activities	8,221	(13,012)	(4,791)
Cash flows from investing activities:
Purchases of property and equipment	(44)	-	(44)
Net cash used in investing activities	(44)	-	(44)
Cash flows from financing activities:
Proceeds from issuance of shareholder loans	465	(11)	454	10
Proceeds from issuance of PIPE notes	1,550	(50)	1,500	7
Common stock subject to redemption	(28,750)	28,750	-	2
Deferred underwriting fee	(500)	500	-	2
Warrant liability	(338)	338	-	2
Additional paid-in capital	18,189	(18,189)	-	2
Retained earnings adjustment	11,633	(11,633)	-	2
Proceeds (repayment) from issuance of convertible notes	(10,681)	14,856	4,175	8
Proceeds from issuance of Series A-2 preferred stock	-	16	16	2
Business Combination costs	-	(1,534)	(1,534)	2
Net cash provided by financing activities	(8,432)	13,043	4,611
Net decrease in cash and cash equivalents	(255)	31	(224)
Cash and cash equivalents at beginning of year	302	(31)	271
Cash and cash equivalents at end of year	$47	$-	$47
Supplemental disclosures of non-cash investing and financing activities:
Common shares issued to preferred shareholders	$-	$17,659	$17,659	2
Common shares related to convertible promissory notes	$-	$47,935	$47,935	2
Common shares issued to Data Knights shareholders	$-	$(11,937)	$(11,937)	2

1	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2023.
2	Includes impact of errors related to the accounting for the Business Combination. Management did not properly assess the Business Combination and associated recapitalization of the shares. Additionally, an impairment charge was erroneously included in the initial filed financial statements.
3	Includes impact of improper inclusion of Data Knights financial information as of December 31, 2022 prior to the closing of the Business Combination.
4	Impact of errors related to improper valuation of stock compensation expense.
5	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
6	Impact of errors related to valuation of liability classified warrant values and the corresponding changes in fair value reflected in the consolidated statements of operations.
7	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO.
8	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
9	Includes current year and prior year impact of errors related to improper cutoff of accounts payable and accrued expenses. Refer to balance sheet restatement reconciliation for more information.
10	Impact of improper presentation of non-cash interest expense in financing activities.

Reconciliation of the Original and Restated Statement of Cash Flows for the Year Ended December 31, 2022

	For the year ended December 31, 2022
	As Previously Reported	Restatement Adjustments	As Restated	Ref.
Cash flows from operating activities:
Net loss	$(6,230)	$(24,221)	$(30,451)	1
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	25	-	25
Stock-based compensation expense	1,600	265	1,865	3
Cash held in trust account	88,292	(88,292)	-	2
Stock warrant expense	-	8,073	8,073	4
Board of director warrant expense	-	1,198	1,198	4
Change in fair value of convertible promissory notes	-	14,616	14,616	6
Change in operating assets and liabilities:
Accounts receivable	73	-	73
Prepaid expenses and other current assets	(876)	817	(59)	2
Accounts payable & accrued expenses	1,929	(1,514)	415	2, 7
Deferred revenues	(458)	-	(458)
Amount due to related party	12	(12)	-	2
Extension loan	2,546	(2,546)	-	2
Franchise tax payable	(94)	94	-	2
Income tax payable	215	(215)	-	2
Working capital loan	207	(207)	-	2
Net cash used in operating activities	87,241	(91,944)	(4,703)
Cash flows from investing activities:		-
Purchases of property and equipment	(58)	-	(58)
Net cash used in investing activities	(58)	-	(58)
Cash flows from financing activities:
Payments of Canada Emergency Business Loan Act	(3)	3	-	N/M
Common stock subject to redemption	(88,550)	88,550	-	2
Warrant liability	(4,489)	4,489	-	2
Additional paid-in capital	2,826	(2,826)	-	2
Retained earnings adjustment	(3,360)	3,360	-	2
Proceeds from issuance of convertible notes	5,543	(403)	5,140	6
Proceeds from exercise of stock options	-	8	8	N/M
Business Combination Costs	-	(815)	(815)	2
Net cash provided by financing activities	(88,033)	92,366	4,333
Net decrease in cash and cash equivalents	(850)	422	(428)
Cash and cash equivalents at beginning of year	1,152	(453)	699
Cash and cash equivalents at end of year	$302	(31)	$271

1	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2022.
2	Impact of improper inclusion of Data Knights financial information as of December 31, 2022 prior to the closing of the Business Combination.
3	Impact of errors related to improper valuation of stock compensation expense.
4	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
5	Impact of errors related to valuation of liability classified warrant values and the corresponding changes in fair value reflected in the consolidated statements of operations.
6	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
7	Current year and prior year impact of errors related to improper cutoff of accounts payable and accrued expenses. Refer to balance sheet restatement reconciliation for more information.
8	Improper presentation of Business Combination costs as well as errors identified related to capitalization of such costs. Refer to balance sheet restatement reconciliation for more information.

Reconciliation of the Original and Restated Statement of Changes in Temporary Equity and Stockholders’ Deficit as of December 31, 2023

						Total
		Series A-2		Series A-1		Temporary				Additional		Total
		Preferred Stock		Preferred Stock		Equity	Common Stock			Paid-in	Accumulated	Stockholders’
	Ref.	Shares	Amount	Shares	Amount	Amount	Shares	Amount	Commitments	Capital	Deficit	Deficit
As Previously Reported
Balances as of December 31, 2022		3,853,797	$-	3,204,000	$-	$-	9,388,958	$1	$28,750	$24,032	$(43,510)	$9,273
Issuance of common shares in exchange for services		-	-	-	-	-	-	-	-		-	-
Issuance of Series A-2 Preferred Stock		-	-	-	-	-	-	-	-		-	-
Issuance of OMN warrants in conjunction with convertible promissory notes		-	-	-	-	-	-	-	-		-	-
Exercise of OMN stock options upon Business Combination		-	-	-	-	-	612,670	-	-	613	-	613
Exercise of OMN warrants upon Business Combination		-	-	-	-	-	3,859,464	-	-	3,859	-	3,859
Conversion of OMN convertible loans upon Business Combination		-	-	-	-	-	6,177,229	1	-	6,177	-	6,178
Conversion of OMN convertible promissory notes upon Business Combination		(3,853,797)	-	(3,204,000)	-	-	7,057,797	1	-	7,057	-	7,058
Private OneMedNet to ONMD Public Shares		-	-	-	-	-	(2,257,326)	-	-	(2,257)	-	(2,257)
Issuance of PIPE warrants		-	-	-	-	-	-	-	-	101	-	101
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs		-	-	-	-	-	(1,266,560)	-	-	746	-	746
Common stock redemption		-	-	-	-	-	-	-	(28,750)		-	(28,750)
Stock-based compensation expense		-	-	-	-	-	-	-	-	1,893	-	1,893
Retained earnings adjustment		-	-	-	-	-	-	-	-		11,633	11,633
Net loss		-	-	-	-	-	-	-	-		(23,206)	(23,206)
Balances as of December 31, 2023 (as previously reported)		-	$-	-	$-	$-	23,572,232	$3	$-	$42,221	$(55,083)	$(12,859)

Restatement Adjustments
Balances as of December 31, 2022	1	(437,874)	$9,634	(364,043)	$8,010	$17,644	(5,355,788)	$(1)	$(28,750)	$(10,375)	$(14,150)	$(35,632)
Issuance of common shares in exchange for services	2	-	-	-	-	-	265,914	-	-	-	-	-
Issuance of Series A-2 Preferred Stock	2	5,673	16	-	-	16	-	-	-	-	-	16
Issuance of OMN warrants in conjunction with convertible promissory notes	3	-	-	-	-	-	-	-	-	9,207	-	9,207
Exercise of OMN stock options upon Business Combination	4	-	-	-	-	-	(69,614)	-	-	(613)	-	(613)
Exercise of OMN warrants upon Business Combination	4	-	-	-	-	-	(438,519)	-	-	(3,859)	-	(3,859)
Conversion of OMN convertible promissory notes upon Business Combination	4	-	-	-	-	-	(701,867)	-	-	41,758	-	41,758
Conversion of preferred stock to common stock upon Business Combination	4	432,201	(9,650)	364,043	(8,010)	(17,660)	(796,244)	-	-	10,602	-	(7,058)
Private OneMedNet to ONMD Public Shares	4	-	-	-	-	-	2,257,326	-	-	2,257	-	2,257
Issuance of PIPE warrants	3	-	-	-	-	-	-	-	-	(101)	-	(101)
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs	1	-	-	-	-	-	4,838,792	-	-	(12,683)	-	(12,683)
Common stock redemption	1	-	-	-	-	-	-	-	28,750	-	-	28,750
Stock-based compensation expense	5	-	-	-	-	-	-	-	-	(418)	-	(418)
Retained earnings adjustment	1	-	-	-	-	-	-	-	-	-	(11,633)	(11,633)
Net loss	6	-	-	-	-	-	-	-	-	-	(10,574)	(10,574)
Balances as of December 31, 2023 (restatement adjustments)		-	$-	-	$-	$-	-	$(1)	$-	$35,775	$(36,357)	$(583)

As Restated
Balances as of December 31, 2022		3,415,923	$9,634	2,839,957	$8,010	$17,644	4,033,170	$-	$-	$13,657	$(57,660)	$(26,359)
Issuance of common shares in exchange for services		-	-	-	-	-	265,914	-	-	-	-	-
Issuance of Series A-2 Preferred Stock		5,673	16			16						16
Issuance of OMN warrants in conjunction with convertible promissory notes		-	-	-	-	-	-	-	-	9,207	-	9,207
Exercise of OMN stock options upon Business Combination		-	-	-	-	-	543,056	-	-	-	-	-
Exercise of OMN warrants upon Business Combination		-	-	-	-	-	3,420,945	-	-	-	-	-
Conversion of OMN convertible promissory notes upon Business Combination							5,475,362	1		47,935		47,936
Conversion of preferred stock to common stock upon Business Combination		(3,421,596)	(9,650)	(2,839,957)	(8,010)	(17,660)	6,261,553	1		17,659		-
Private OneMedNet to ONMD Public Shares		-	-	-	-	-	-	-	-	-	-	-
Issuance of PIPE warrants		-	-	-	-	-	-	-	-	-	-	-
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs		-	-	-	-	-	3,572,232	-	-	(11,937)	-	(11,937)
Common stock redemption		-	-	-	-	-	-	-	-	-	-	-
Stock-based compensation expense		-	-	-	-	-	-	-	-	1,475	-	1,475
Retained earnings adjustment		-	-	-	-	-	-	-	-	-	-	-
Net loss		-	-	-	-	-	-	-	-	-	(33,780)	(33,780)
Balances as of December 31, 2023 (as restated)		-	$-	-	$-	$-	23,572,232	$2	$-	$77,996	$(91,440)	$(13,442)

1	Cumulative impact of corrections of errors to the prior year.
2	Impact of errors related to the accounting and presentation of the recapitalization.
3	Impact of errors related to identification, classification and valuation of equity-classified warrants.
4	Includes impact of errors related to the accounting for the Business Combination. Management did not properly assess the Business Combination and associated recapitalization of the shares. Additionally, an impairment charge was erroneously included in the initial filed financial statements.
5	Impact of errors related to improper valuation of stock compensation expense.
6	Current year impact of corrections of errors to the consolidated statements of operations.

Reconciliation of the Original and Restated Statement of Changes in Temporary Equity and Stockholders’ Deficit as of December 31, 2022

						Total
		Series A-2		Series A-1		Temporary				Additional		Total
		Preferred Stock		Preferred Stock		Equity	Common Stock			Paid-in	Accumulated	Stockholders’
	Ref.	Shares	Amount	Shares	Amount	Amount	Shares	Amount	Commitments	Capital	Deficit	Deficit
As Previously Reported
Balances as of December 31, 2021		3,853,797	$-	3,204,000	$-	$-	7,802,941	$1	$28,750	$19,607	$(33,920)	$14,438
Retroactive application of recapitalization due to Business Combination		-	-	-	-	-	1,378,517	-	-	2,826	(3,360)	(534)
Issuance of common shares in exchange for services		-	-	-	-	-	200,000	-	-	200	-	200
Exercise of stock options		-	-	-	-	-	7,500	-	-	7	-	7
Issuance of OMN warrants in conjunction with convertible promissory notes		-	-	-	-	-	-	-	-	-	-	-
Issuance of OMN warrants to board of directors		-	-	-	-	-	-	-	-	-	-	-
Stock-based compensation expense		-	-	-	-	-	-	-	-	1,392	-	1,392
Net loss		-	-	-	-	-	-	-	-	-	(6,230)	(6,230)
Balances as of December 31, 2022 (as previously reported)		3,853,797	$-	3,204,000	$-	$-	9,388,958	$1	$28,750	$24,032	$(43,510)	$9,273

Restatement Adjustments
Balances as of December 31, 2021	1	-	$9,634	-	$8,010	$17,644	(3,460,275)	$(1)	$(28,750)	$(17,094)	$6,711	$(21,490)
Retroactive application of recapitalization due to Business Combination	2	(437,874)	-	(364,043)	-	-	(1,871,937)	-	-	(2,826)	3,360	534
Issuance of common shares in exchange for services	2	-	-	-	-	-	(22,724)	-	-	(200)	-	(200)
Exercise of stock options	2	-	-	-	-	-	(852)	-	-	1	-	1
Issuance of OMN warrants in conjunction with convertible promissory notes	3	-	-	-	-	-	-	-	-	8,073	-	8,073
Issuance of OMN warrants to board of directors	4	-	-	-	-	-	-	-	-	1,198	-	1,198
Stock-based compensation expense	5	-	-	-	-	-	-	-	-	473	-	473
Net loss	6	-	-	-	-	-	-	-	-	-	(24,221)	(24,221)
Balances as of December 31, 2022 (restatement adjustments)		(437,874)	$9,634	(364,043)	$8,010	$17,644	(5,355,788)	$(1)	$(28,750)	$(10,375)	$(14,150)	$(35,632)

As Restated
Balances as of December 31, 2021		3,853,797	$9,634	3,204,000	$8,010	$17,644	4,342,666	$-	$-	$2,513	$(27,209)	$(7,052)
Retroactive application of recapitalization due to Business Combination		(437,874)	-	(364,043)	-	-	(493,420)	-	-	-	-	-
Issuance of common shares in exchange for services		-	-	-	-	-	177,276	-	-	-	-	-
Exercise of stock options		-	-	-	-	-	6,648	-	-	8	-	8
Issuance of OMN warrants in conjunction with convertible promissory notes		-	-	-	-	-	-	-	-	8,073	-	8,073
Issuance of OMN warrants to board of directors										1,198	-	1,198
Stock-based compensation expense		-	-	-	-	-	-	-	-	1,865	-	1,865
Net loss		-	-	-	-	-	-	-	-	-	(30,451)	(30,451)
Balances as of December 31, 2022 (as restated)		3,415,923	$9,634	2,839,957	$8,010	$17,644	4,033,170	$-	$-	$13,657	$(57,660)	$(26,359)

1	Cumulative impact of corrections of errors to the prior year.
2	Impact of errors related to the accounting and presentation of the recapitalization.
3	Impact of errors related to identification, classification and valuation of equity-classified warrants.
4	Impact of error related to identificatoin and recognition of board of director warrante expense.
5	Impact of errors related to improper valuation of stock compensation expense.
6	Current year impact of corrections of errors to the consolidated statements of operations.

Schedule of Aggregate Percentage Revenue and Accounts Receivable
Schedule of Aggregate Percentage Revenue and Accounts Receivable

	For the year ended December 31,
	2023	2022
Customer 1	51%	29%
Customer 2	0%	22%
Aggregate percent of revenue	51%	51%

As of December 31, 2023, three customers accounted for more than 10% of the Company’s accounts receivable balance, and four customers accounted for over 10% of the Company’s accounts receivable balance at December 31, 2022. The following table represents these customers’ aggregate percent of total accounts receivable:

	As of December 31,
	2023	2022
Customer 1	36%	0%
Customer 2	33%	0%
Customer 3	27%	0%
Customer 4	0%	39%
Customer 5	0%	32%
Customer 6	0%	16%
Customer 7	0%	13%
Aggregate percent of total accounts receivable	96%	100%

Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss

	Nine Months Ended September 30,
	2024	2023
Options to purchase Common Stock	147,000	913,856
Unvested restricted stock units and awards	1,371,950	177,275
Warrants for Common Stock	12,314,114	3,112,165
Series A-1 preferred stock	-	2,839,957
Series A-2 preferred stock	-	3,415,923
Convertible promissory notes	1,118,735	4,643,325
Total	14,951,799	15,102,501

	For the year ended December 31,
	2023	2022 (1)
Employee stock options	-	913,856
Restricted stock awards	-	177,276
Warrants for common stock	12,181,019	2,367,607
Series A-1 preferred stock	-	2,839,957
Series A-2 preferred stock	-	3,415,923
Convertible promissory notes	-	3,786,610
Total common stock equivalents	12,181,019	13,501,229

(1)	Retroactively restated for the reverse recapitalization in Note 3.